FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Nov. 05, 2024
Financial Instruments
Deficit of financial liabilities over financial liabilities	$ 9,120,000
Financial instruments, description	the Company has an excess of financial assets over financial liabilities in Euro in relation to US dollar of $1,233 and has an excess of financial liabilities over financial assets in CAD in relation to US dollar of $22. An increase or decrease of 5% of the US dollar relative to the Euro and CAD would have an effect of $62 and $1.1, respectively.
Private placement		$ 2,103,745
Warrants purchase		$ 1,500,000
Exercise price		$ 9.50686